INVESTMENTS IN AFFILIATES - Tax equity transactions (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2015	Oct. 31, 2015	Aug. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Tax equity transactions
Payment received recognized as revenue						$ 47,102
Class A membership interests
Tax equity transactions
Receipt of future cash flow distributions (as a percent)	51.00%					51.00%
Class B membership interests
Tax equity transactions
Receipt of future cash flow distributions (as a percent)	49.00%					49.00%
Value wrote down	$ 5,000
Tranquillity, Garland, and Roserock
Tax equity transactions
Payment received recognized as revenue								$ 190,400
Tranquillity, Garland, and Roserock | Class A membership interests
Tax equity transactions
Further contribution						$ 5,908,000	$ 0
Tranquillity, Garland, and Roserock | Class B membership interests
Tax equity transactions
Percentage of interest sold		100.00%
Tranquillity
Tax equity transactions
Ownership percentage							49.00%
Net assets derecognized								93,900
Tranquillity | Class A membership interests
Tax equity transactions
Percentage of interest sold					100.00%
Proceeds from sale of membership interest					$ 100,000
Tranquillity | Class B membership interests
Tax equity transactions
Ownership percentage					100.00%
Garland
Tax equity transactions
Ownership percentage							49.00%
Net assets derecognized								56,400
Silverlake | Class A membership interests
Tax equity transactions
Percentage of interest sold				100.00%
Proceeds from sale of membership interest				$ 49,000
Silverlake | Class B membership interests
Tax equity transactions
Ownership percentage				100.00%
Roserock
Tax equity transactions
Ownership percentage	49.00%					49.00%	49.00%
Net assets derecognized								$ 23,500
Roserock | Class A membership interests
Tax equity transactions
Percentage of interest sold			100.00%
Proceeds from sale of membership interest			$ 45,000
Roserock | Class B membership interests
Tax equity transactions
Ownership percentage			100.00%					100.00%